INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING EQUITY METHOD - Movement by Associate (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Dividend payables	$ 21,679,922	$ 19,358,263
Dividends recognised as distributions to owners	78,446,678	69,572,910	$ 61,319,298
Share of profit of investment accounted for using the equity method	932,340	396,764	$ (1,613,839)
Leao Alimentos e Bebidas Ltda.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Capital increase	$ 5,385,161	$ 6,105,732
Proportion of ownership interest in associate (as a percentage)	10.26%	8.82%
Rio De Janeiro Refrescos Ltda
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Proportion of ownership interest in associate (as a percentage)	7.52%	7.52%
Consideration transferred		$ 6,157,150
Embotelladora Andina S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Capital increase	$ 10,185,000	$ 5,323,693
Envases CMF S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Proportion of ownership interest in associate (as a percentage)	50.00%	50.00%
Dividend payables	$ 1,540,090	$ 750,806
Dividends recognised as distributions to owners	$ 770,045
Sorocaba Refrescos S.A.
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Proportion of ownership interest in associate (as a percentage)	40.00%	40.00%
Dividend payables	$ 0	$ 0